Inventories - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Capitalised financing cost	S/ 3,700	S/ 7,900
Construction material	59,879	27,852
Impairment of Finished Properties	4,500
Land to Finished Product [Member]
Disclosure of inventories [line items]
Commercial premises	22,900
Stock in Finished Product [Member]
Disclosure of inventories [line items]
Commercial premises	6,300
Viva GyM [member]
Disclosure of inventories [line items]
Impairment loss	5,200	9,200
GyM S.A. [member]
Disclosure of inventories [line items]
Impairment loss		31,000
Construction material	S/ 57,400	S/ 27,800
Bottom of range [member]
Disclosure of inventories [line items]
Interest rate	7.00%	7.00%
Bottom of range [member] | GyM S.A. [member]
Disclosure of inventories [line items]
Interest rate	1.00%
Top of range [member]
Disclosure of inventories [line items]
Interest rate	12.00%	12.00%
Top of range [member] | GyM S.A. [member]
Disclosure of inventories [line items]
Interest rate	11.00%